Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure of diluted earnings per share

	2020	2019	2018
	Million	Million	Million
Profit attributable to equity shareholders of the Company used in calculating basic earnings per share	107,843	106,641	117,781
Add: d ilution impact on share of profit of investment in an associate due to the associate’s convertible bonds (note 23)	—	41	—
Less: f air value gain on the associate’s convertible bonds held by the Group, net of tax	—	(632)	—

Profit attributable to equity shareholders of the Company used in calculating diluted earnings per share	107,843	106,050	117,781